Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Reportable Segments and Corporate Assets
The Company’s reportable segments and corporate assets are summarized in the following tables:

	ThackerPass $	Cauchari- Olaroz $	Millennial Projects $	Corporate $	Total $

As at December 31, 2022

Property, plant and equipment	3,936	-	4,251	839	9,026

Exploration and evaluation assets	9,677	-	338,968	-	348,645

Total assets	16,162	271,442	353,687	375,257	1,016,548

Total liabilities	(16,021)	-	(2,304)	(214,221)	(232,546)

For the twelve months ended December 31, 2022

Property, plant and equipment additions	1,836	-	234	119	2,189

Net loss	(47,236)	(44,736)	(4,179)	2,583	(93,568)

Exploration expenditures	(44,413)	-	(4,784)	-	(49,197)

Depreciation	(1,193)	-	(199)	(350)	(1,742)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $

As at December 31, 2021

Property, plant and equipment	-	3,294	-	1,074	4,368

Exploration and evaluation assets	-	5,640	-	-	5,640

Total assets	-	10,744	274,760	531,838	817,342

Total liabilities	-	(10,632)	-	(270,395)	(281,027)

For the twelve months ended December 31, 2021

Property, plant and equipment additions	-	2,896	-	582	3,478

Income from discontinued operations	122	-	-	-	122

Net income/(loss)	122	(38,847)	5,933	(5,696)	(38,488)

Exploration expenditures	-	(35,961)	-	-	(35,961)

Depreciation	-	(658)	-	(267)	(925)

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment
The Company’s
non-current
assets are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $

Non-current assets (1)

As at December 31, 2022	791	12,963	402,700	416,454

As at December 31, 2021	1,074	8,934	190,114	200,122
1
Non-current
assets attributed to geographical locations exclude financial and other assets.